Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0000096021
Registrant Name	SYSCO CORP
Registration File Number	333-298926
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES